Statement of Invested Capital/Stockholder's Equity (Parenthetical) (USD $)	3 Months Ended
Mar. 31, 2014
Statement of Stockholders' Equity [Abstract]
Common Stock, Par Value	$ 0.01
Distribution of debt proceeds to CBS per share	$ 15.71